Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 1,420	€ 2,019	€ 2,843
Collection	27,134	0	0
Amortized cost	1,825	140	0
Repayment			(824)
FX rate impact	(3)	0	0
Other change in financial liabilities	0	38	0
Fair value of embedded derivatives	(1,070)	0
Repayment	62	738	818
Reclassification		(39)
Conversion	(12,600)
Liabilities arising from financing activities at end of period	16,644	1,420	2,019
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Collection	14,155		0
Amortized cost	1,684	0	0
Repayment			0
FX rate impact	0	0	0
Other change in financial liabilities		0
Fair value of embedded derivatives	(1,070)	0
Repayment	0	0
Reclassification		0
Liabilities arising from financing activities at end of period	2,169	0	0
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,321	1,181	1,181
Collection	2,979		0
Amortized cost	121	140	0
Repayment			0
FX rate impact	0	0	0
Other change in financial liabilities		0
Repayment	0	0
Reclassification		0
Liabilities arising from financing activities at end of period	4,421	1,321	1,181
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	61	799	1,534
Collection	10,000		0
Amortized cost	20	0	0
Repayment			(735)
FX rate impact	0	0	0
Other change in financial liabilities		0
Repayment	62	738
Reclassification		0
Liabilities arising from financing activities at end of period	10,019	61	799
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	38	39	128
Collection	0		0
Amortized cost	0	0	0
Repayment			(89)
FX rate impact	(3)	0	0
Other change in financial liabilities		38
Repayment	0	0
Reclassification		(39)
Liabilities arising from financing activities at end of period	€ 35	€ 38	€ 39